SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - Allowance for doubtful accounts of accounts receivables and other receivables: - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation And Qualifying Accounts
Balance at Beginning of Year	¥ 273	¥ 287	¥ 203
Provision (reversal) of credit loss	(18)	3	89
Write off	(33)	(17)	(5)
Balance at End of Year	¥ 222	¥ 273	¥ 287